ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Share-based compensation, shares	100,000	670,562
Conversion price	$ 0.25
Deferred compensation arrangement	$ 296,096
Amount converted	167,640
Debt forgiven by related parties		128,456
Issuance of shares to settle liabilities, shares		460,390
Issuance of shares to settle liabilities		$ 115,097